SEGMENT INFORMATION	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Segment Information
SEGMENT INFORMATION

4.	SEGMENT INFORMATION

Operating segments are identified on the basis of internal reports about components of the Group that are regularly reviewed by the Group’s management and the Company’s Board of Directors for the purpose of resource allocation and performance assessment.

Management assesses the performance of operating segments based on profit or loss before income tax in related periods. The manner of assessment is consistent with that applied in these financial statements.

Deferred tax assets, income tax payable and deferred tax liabilities are excluded from segment assets and segment liabilities. The Group had neither sale of products nor provisions of services between the operating segments.

As of December 31, 2023 and June 30, 2024, after the disposal of PSTT in July 2023, the Group only operates in one operating segment: exploration and mining, which consists of the exploration for lead, silver, lithium and other metals. The segment results for the six months ended June 30, 2023 were retroactively restated to exclude discontinued operations (Note 3). Segment performance is evaluated based on reportable segment profit / (loss), which is a measure of adjusted profit / (loss) before tax from continuing operations. The segment analysis below is provided for the Group's continuing operations and does not include any amount from a discontinued operation, namely the wastewater treatment (see Note 3 for information on discontinued operations).

For the six months ended June 30, 2023, the segment results were as follows:

	Exploration and mining	Corporate activities	Total
	CNY	CNY	CNY

Other items
Depreciation of property, plant and equipment	(2)	(1)	(3)
Depreciation of right of use assets	—	(354)	(354)
Other income	500	—	500
Fair value loss on financial instruments	—	(86)	(86)
Finance costs	(1)	(43)	(44)
Finance income	—	3	3
Loss for the period from continuing operations	(73)	(4,433)	(4,506)

For the six months ended June 30, 2024, the segment results were as follows:

	Exploration and mining	Corporate activities	Total
	CNY	CNY	CNY

Other items
Depreciation of property, plant and equipment	(2)	—	(2)
Depreciation of right of use assets	—	(356)	(356)
Fair value gain on financial instruments	—	3,862	3,862
Finance costs	(1)	(29)	(30)
Finance income	2	40	42
Loss for the period from continuing operations	(548)	426	(122)

	Exploration and mining	Corporate activities	Total
	US$	US$	US$

Other items
Depreciation of property, plant and equipment	—	—	—
Depreciation of right of use assets	—	(49)	(49)
Fair value loss on financial instruments	—	531	531
Finance costs	—	(4)	(4)
Finance income	—	6	6
Loss for the period from continuing operations	(75)	58	(17)

The reconciliation of segment assets to total assets is as follows:

	December 31,	June 30,
	2023	2024	2024
	CNY	CNY	US$

Segment assets:
Exploration and mining	252,133	258,295	35,542
Corporate activities	1,674	5,864	807
Total assets	253,807	264,159	36,349

The reconciliation of segment liabilities to total liabilities is as follows:

	December 31,	June 30,
	2023	2024	2024
	CNY	CNY	US$

Segment liabilities:
Exploration and mining	159,285	154,240	21,224
Corporate activities	18,527	13,598	1,871
Total liabilities	177,812	167,838	23,095

The reconciliation from loss for the period from continuing operations to net loss is as follows:

	June 30,
	2023	2024	2024
	CNY	CNY	US$

Loss for the period from continuing operations	(4,506)	(122)	(17)
Loss for the period from discontinued operations	(4,955)	—	—
Net loss (including non-controlling interests)	(9,461)	(122)	(17)

4.	SEGMENT INFORMATION

Operating segments are identified on the basis of internal reports about components of the Group that are regularly reviewed by the Group’s management and the Company’s Board of Directors for the purpose of resource allocation and performance assessment.

Management assesses the performance of operating segments based on profit or loss before income tax in related periods. The manner of assessment is consistent with that applied in these financial statements.

Prior to July 28, 2023, the Group’s two reportable operating segments are summarized below:

- Wastewater treatment segment, which consists of sales of assembled equipment, provision of construction service and participating in PPP projects as operator;

- Exploration and mining segment, which consists of the exploration of lead, silver and other metals in the Inner Mongolia Autonomous Region of the PRC and the trading of copper ores products;

Deferred tax assets, income tax payable and deferred tax liabilities are excluded from segment assets and segment liabilities. The Group had neither sales of products nor provisions of services between the operating segments.

After the disposal of PSTT in July 2023, the Group only operates in one operating segment: exploration and mining. Segment performance is evaluated based on reportable segment profit / (loss), which is a measure of adjusted profit / (loss) before tax from continuing operations. The segment analysis below is provided for the Group's continuing operations and does not include any amount from a discontinued operation, namely the wastewater treatment (see Note 3 for information on discontinued operations).

As of and for the year ended December 31, 2023, the segment results were as follows:

	CNY
	Exploration and mining	Corporate activities	Total
Depreciation and amortization	(4)	(692)	(696)
Interest income	1	4	5
Finance costs	(1)	(47)	(48)
Fair value gain on financial instruments, net	—	847	847
Profit/(loss) before income tax	1,263	(9,600)	(8,337)
Other income*	3,742 *	—	3,742
Profit/(loss) for the year from continuing operations	1,263	(9,600)	(8,337)
Total assets	252,133	1,674	253,807
Total liabilities	159,285	18,527	177,812

*In 2023, the Company received RMB3,742 from government of Dengkou County, Inner Mongolia Autonomous Region as reimbursement payments for discontinuing the exploration and development activities in certain nature reserve areas. The amount is recognized in other income as the expenditure on the exploration and development have been fully expensed before 2023.

	US$
	Exploration and mining	Corporate activities	Total
Depreciation and amortization	—	(99)	(99)
Interest income	—	1	1
Finance costs	—	(7)	(7)
Fair value gain on financial instruments, net	—	120	120
Profit/(loss) before income tax	178	(1,355)	(1,177)
Other income	529	—	529
Profit/(loss) for the year from continuing operations	178	(1,355)	(1,177)
Total assets	35,619	236	35,855
Total liabilities	22,502	2,616	25,118

As of and for the year ended December 31, 2022, the segment results were as follows:

	CNY
	Exploration and mining	Corporate activities	Total
Depreciation and amortization	(28)	(701)	(729)
Interest income	—	13	13
Finance costs	(1)	192	191
Fair value gain on financial instruments, net	—	1,007	1,007
Loss before income tax	(39)	(23,299)	(23,338)
Other income	698	1	699
Loss for the year from continuing operations	(39)	(23,299)	(23,338)
Total assets	36,015	213,891	249,906
Total liabilities	38,306	59,296	97,602

As of and for the year ended December 31, 2021, the segment results were as follows:

	CNY
	Exploration and mining	Corporate activities	Total
Depreciation and amortization	(64)	(717)	(781)
Interest income	1	12	13
Finance costs	(1)	(165)	(166)
Fair value loss on financial instruments, net	—	(38,349)	(38,349)
Loss before income tax	(161)	(48,818)	(48,979)
Other income/(losses)	600	(1)	599
Income tax benefit	—	5,095	5,095
Loss for the year from continuing operations	(161)	(43,723)	(43,884)
Total assets	39,018	179,024	218,042
Total liabilities	41,251	60,417	101,668

The reconciliation of segment assets to total assets is as follows:

	2022	2023	2023
	CNY	CNY	US$
Segment assets	249,906	253,807	35,855
Assets of segment – Wastewater treatment	315,000	—	—
Net off	(244,915)	—	—
Total assets	319,991	253,807	35,855

The reconciliation of segment liabilities to total liabilities is as follows:

	2022	2023	2023
	CNY	CNY	US$
Segment liabilities	97,602	177,812	25,118
Liabilities of segment - Wastewater treatment	254,396	—	—
Net off	(209,456)	—	—
Total liabilities	142,542	177,812	25,118

The reconciliation from loss for the year from continuing operations to net loss is as follows:

	2021	2022	2023	2023
	CNY	CNY	CNY	US$
Loss for the year from continuing operations	(43,884)	(23,338)	(8,337)	(1,177)
Loss for the year from discontinued operations	(11,087)	1,042	(4,106)	(580)
Net loss (including non-controlling interests)	(54,971)	(22,296)	(12,443)	(1,757)

Geographical information

(a)	Non-current assets

	December 31,
	2022	2023	2023
	CNY	CNY	US$

Mainland China	122,023	162	23
Hong Kong	1,012	247,767	35,002

Total	123,035	247,929	35,025

The non-current assets information above is based on the locations of the assets and excludes financial instruments and deferred tax assets.